Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Details 3) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Details 3)
Scheduled vesting	19,464	572,262	1,137,562	1,729,288